UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

CORPORATE BONDS — 59.14%	Principal Amount	Fair Value
Corporate Bonds - Domestic — 51.09%
21st Century Fox America, Inc., 4.50%, 2/15/2021	$800,000	$821,767
Agilent Technologies, Inc., 5.00%, 7/15/2020	300,000	308,118
American International Group, Inc., 4.13%, 2/15/2024	600,000	603,146
Applied Materials, Inc., 4.30%, 6/15/2021	225,000	231,710
AT&T, Inc., 4.25%, 3/1/2027	475,000	465,513
AvalonBay Communities, Inc., 2.95%, 9/15/2022	450,000	443,353
Bank of America Corporation, 3.30%, 1/11/2023	1,000,000	985,410
BlackRock, Inc., 5.00%, 12/10/2019	500,000	509,036
Boardwalk Pipelines, L.P., 4.45%, 7/15/2027	500,000	462,454
Celgene Corporation, 3.63%, 5/15/2024	500,000	488,243
Citigroup, Inc., 3.20%, 10/21/2026	700,000	646,889
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 5.45%, 6/15/2023(a)	400,000	407,442
Discover Financial Services, 5.20%, 4/27/2022	475,000	493,155
Edwards Lifesciences Corporation, 4.30%, 6/15/2028	625,000	633,091
Fifth Third Bank, 2.25%, 6/14/2021	400,000	390,759
General Electric Capital Corporation, 6.00%, 8/7/2019	150,000	151,638
Goldman Sachs Group, Inc. (The), 5.38%, 3/15/2020	1,025,000	1,048,102
Huntington National Bank (The), 5.38%, 2/28/2019	250,000	249,958
JPMorgan Chase & Company, 2.70%, 5/18/2023	1,225,000	1,177,369
Juniper Networks, Inc., 4.60%, 3/15/2021	625,000	639,074
Macy's Retail Holdings, Inc., 4.38%, 9/1/2023	400,000	395,110
Macy's Retail Holdings, Inc., 4.50%, 12/15/2034	80,000	64,180
McDonald's Corporation, 3.70%, 1/30/2026	98,000	96,216
Morgan Stanley, 5.50%, 7/28/2021	656,000	687,890
National Oilwell Varco, Inc., 2.60%, 12/1/2022	450,000	425,177
Prudential Financial, Inc., 7.38%, 6/15/2019	400,000	407,301
Raymond James Financial, Inc., 3.63%, 9/15/2026	450,000	424,771
Synchrony Financial, 3.75%, 8/15/2021	500,000	486,897
Time Warner, Inc., 3.40%, 6/15/2022	800,000	789,873
TJX Companies, Inc. (The), 2.25%, 9/15/2026	200,000	181,647
Verizon Communications, Inc., 2.45%, 11/1/2022	600,000	582,565
Wells Fargo & Company, 3.00%, 4/22/2026	700,000	652,919
Wells Fargo Bank NA, 3.55%, 8/14/2023	550,000	548,021
Westpac Banking Corporation, 4.88%, 11/19/2019	350,000	355,473
Willis North America, Inc., 3.60%, 5/15/2024	280,000	273,711
Zoetis, Inc., 3.25%, 2/1/2023	485,000	478,125

See accompanying notes which are an integral part of this schedule of investments.

FCI BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Principal Amount	Fair Value
TOTAL CORPORATE BONDS - DOMESTIC (Cost $18,260,978)		18,006,103

Corporate Bonds - Foreign — 8.05%
Corporate Bonds - Australia - 1.39%
National Australia Bank Ltd., 2.80%, 1/10/2022	$500,000	$490,335

Corporate Bonds - Canada - 2.12%
Encana Corporation, 3.90%, 11/15/2021	450,000	450,658
Husky Energy, Inc., 4.00%, 4/15/2024	300,000	297,242
		747,900
Corporate Bonds - Cayman Islands - 1.11%
Alibaba Group Holding Limited, 3.60%, 11/28/2024	400,000	391,587

Corporate Bonds - Isle of Man - 1.00%
AngloGold Ashanti Holdings plc, 5.13%, 8/1/2022	350,000	354,025

Corporate Bonds - Luxembourg - 1.28%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	452,432

Corporate Bonds - Netherlands - 1.15%
Deutsche Telekom International Finance BV, 6.00%, 7/8/2019	400,000	405,504

TOTAL CORPORATE BONDS - FOREIGN (Cost $2,891,345)		2,841,783

TOTAL CORPORATE BONDS (Cost $21,152,323)		20,847,886

U.S. TREASURY OBLIGATIONS — 24.76%

United States Treasury Note, 1.88%, 12/31/2019	700,000	694,982
United States Treasury Note, 2.13%, 8/31/2020	1,400,000	1,391,004
United States Treasury Note, 2.63%, 11/15/2020	1,050,000	1,052,194
United States Treasury Note, 2.00%, 2/15/2025	2,550,000	2,467,524
United States Treasury Note, 2.13%, 5/15/2025	2,050,000	1,995,547
United States Treasury Note, 2.25%, 2/15/2027	850,000	825,629
United States Treasury Note, 2.75%, 2/15/2028	300,000	301,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,932,082)		8,728,503

See accompanying notes which are an integral part of this schedule of investments.

FCI BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 9.42%

Federal Home Loan Banks, 2.75%, 7/11/2031	$300,000	$275,423
Federal Home Loan Mortgage Corporation, 2.00%, 10/27/2023 (b)	700,000	692,885
Federal Home Loan Mortgage Corporation, 3.50%, 1/1/2048	200,548	200,575
Federal National Mortgage Association, 1.50%, 8/10/2021	600,000	581,878
Federal National Mortgage Association, 1.50%, 8/24/2021	795,000	770,573
Federal National Mortgage Association, 2.50%, 3/30/2026 (b)	800,000	800,055

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,377,783)		3,321,389

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES — 3.67%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.50%, 2/1/2037	18,492	19,543
Federal National Mortgage Association, Pool #745133, 5.50%, 11/1/2035	27,560	29,683
Federal National Mortgage Association, Pool #832648, 5.00%, 9/1/2035	13,090	13,897
Federal National Mortgage Association, Pool #832949, 5.00%, 9/1/2035	11,440	12,149
Federal National Mortgage Association, Pool #845549, 5.50%, 1/1/2036	33,677	35,979
Federal National Mortgage Association, Pool #878104, 5.50%, 4/1/2036	10,857	11,655
Federal National Mortgage Association, Pool #AB4300, 3.50%, 1/1/2042	266,037	268,198
Federal National Mortgage Association, Pool #AI8577, 3.00%, 8/1/2042	592,342	582,341
Federal National Mortgage Association, Pool #MA0918, 4.00%, 12/1/2041	311,374	320,319

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,321,111)		1,293,764

PREFERRED STOCKS — 0.18%	Shares
Federal National Mortgage Association, Series S, 8.25% (c)	9,000	62,550
TOTAL PREFERRED STOCKS (Cost $224,754)		62,550

MONEY MARKET FUNDS - 2.11%
Fidelity Investments Money Market Government Portfolio, Class I, 2.25%(d)	742,958	742,958
TOTAL MONEY MARKET FUNDS (Cost $742,958)		742,958
TOTAL INVESTMENTS — 99.28% (Cost $35,751,011)		34,997,050
Other Assets in Excess of Liabilities — 0.72%		254,177

NET ASSETS — 100.00%	$35,251,227

See accompanying notes which are an integral part of this schedule of investments.

FCI BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step bond. Coupon rate is a fixed rate that increases to a higher coupon rate at a specified date. The rate shown is the current rate at December 31, 2018.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2018.

At December 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$35,751,011
Gross unrealized appreciation	$63,584
Gross unrealized depreciation	(817,545)
Net unrealized depreciation on investments	$(753,961)

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2018

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Debt securities, including all bonds, U.S. Treasury obligations, and U.S. Government/Agency obligations, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2018

(Unaudited)

Equity securities, including preferred stock, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2018 in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$-	$18,006,103	$-	$18,006,103
Foreign Corporate Bonds	-	2,841,783	-	2,841,783
U.S. Treasury Obligations	-	8,728,503	-	8,728,503
U.S. Government Agencies	-	3,321,389	-	3,321,389
U.S. Government Mortgage Backed Agencies	-	1,293,764	-	1,293,764
Preferred Stocks	62,550	-	-	62,550
Money Market Funds	742,958	-	-	742,958
Total	$805,508	$34,191,542	$-	$34,997,050

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Common Stocks — 66.35%	Shares	Fair Value
Communication Services — 14.17%
China Mobile Ltd. - ADR (Hong Kong)	109,350	$5,248,800
SINA Corporation (China)(a)	215,643	11,567,091
Sk Telecom Company Ltd. - ADR (South Korea)	221,562	5,937,862
		22,753,753
Consumer Discretionary — 8.24%
Bayerische Motoren Werke AG (Germany)	34,000	2,753,809
Despegar.com Corporation (Virgin Islands British)(a)	252,339	3,131,527
Hyundai Home Shopping Network Corporation (South Korea)(a)	82,381	7,326,110
		13,211,446
Financials — 9.19%
Air Lease Corporation	109,725	3,314,792
Oaktree Capital Group, LLC, Class A	164,652	6,544,917
Sberbank of Russia PJSC - ADR (Russia)	361,000	3,956,560
Sberbank of Russia PJSC - ADR (Russia)	84,024	920,903
		14,737,172
Health Care — 1.87%
Paramount Bed Holdings Company Ltd. (Japan)	72,100	2,996,218

Industrials — 10.77%
Coherent, Inc.(a)	28,033	2,963,368
Embraer S.A. - ADR (Brazil)	243,377	5,385,933
Hudson Technologies, Inc.(a)	1,722,847	1,533,334
OSRAM Licht AG (Germany)	127,600	5,543,124
Titan International, Inc.	398,156	1,855,407
		17,281,166
Information Technology — 7.94%
Qualcomm, Inc.	28,300	1,610,553
Samsung Electronics Company Ltd. (South Korea)	180,900	6,288,698
Silicom Ltd. (Israel)(a)	138,519	4,839,854
		12,739,105
Materials — 2.23%
Mosaic Company (The)	122,559	3,579,948

Pharmaceuticals — 2.20%
Ardelyx, Inc.(a)	1,974,910	3,535,089

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Shares	Fair Value
Real Estate — 2.49%
Jones Lang LaSalle, Inc.	31,515	$3,989,799

Transportation — 7.25%
Bollore SA (France)	688,900	2,762,229
COSCO SHIPPING Ports Ltd. (Hong Kong)	4,824,000	4,743,569
Stagecoach Group plc (United Kingdom)	2,444,061	4,128,324
		11,634,122
TOTAL COMMON STOCKS
(Cost $115,634,883)		106,457,818

Exchange-Traded Funds - 1.32%

VanEck Merk Gold Shares (a)	168,000	2,114,280

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,927,944)		2,114,280

Closed-End Funds - 17.25%

Sprott Physical Gold Trust (Canada) (a)	2,243,330	23,128,732
Templeton Global Income Fund	753,429	4,543,177
TOTAL CLOSED-END FUNDS
(Cost $27,381,606)		27,671,909

U.S. Government Securities — 3.08%	Principal Amount
U.S. Treasury Note 1.50%, 05/31/2020(b)	2,500,000	2,463,623
U.S. Treasury Notes 2.00%, 11/30/2020(b)	2,500,000	2,477,441

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,917,075)		4,941,064

Corporate Bonds — 2.16%
BMW Finance NV, Series EMTN, 4.25%, 10/18/2020(b)	22,000,000	3,209,553
Calvert Impact Capital, Inc., 1.50%, 2/15/2021(c)	100,000	100,000
Calvert Social Investment Fund, Series N0TZ, 1.50%, 6/17/2019(c)	150,000	150,000

TOTAL CORPORATE BONDS
(Cost $3,748,464)		3,459,553

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

				Principal Amount	Fair Value
Certificate of Deposit — 1.27%
Beneficial Bank, 0.65%, 1/18/2019				$250,000	$250,000
Community Bank, 1.50%, 10/17/2019(d)				1,039,300	1,039,300
Community Development Bank, 0.35%, 3/8/2019				250,000	250,000
Self-Help Federal Credit Union, 0.25%, 2/28/2019				250,000	250,000
Spring Bank, 0.90%, 3/28/2020				250,000	250,000

TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,789,300)					2,039,300

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date
Put Options Purchased — 0.51%
SPDR S&P 500 ETF Trust	3,400	$89,331,600	$ 220 .00	February 2019	442,000
SPDR S&P 500 ETF Trust	5,100	133,997,400	210 ..00	February 2019	372,300

TOTAL PUT OPTIONS PURCHASED
(Cost $1,411,236)					814,300

Money Market Funds - 3.06%				Shares
Federated Government Obligations Fund, Institutional Class, 2.26%(e)				4,901,718	4,901,718

TOTAL MONEY MARKET FUNDS
(Cost $4,901,718)					4,901,718

Total Investments — 95.00%
(Cost $161,712,226)					152,399,942

Other Assets in Excess of Liabilities — 5.00%					8,016,968
Net Assets — 100.00%					$160,416,910

(a)	Non-income producing security.
(b)	Foreign-denominated security. Principal amount reflects local currency.
(c)	Illiquid security. Total value of illiquid securities held as of December 31, 2018 has $250,000, representing 0.16% of net assets.
(d)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service ("CDARS"). Deposits occur in increments below the standard Federal Deposit Insurance Corporation ("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2018.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

	Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation
LONG CONTRACTS
Euro FX Future	18	June 2019	$2,613,038	$2,613,038	$6,125

					$6,125

At December 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

See accompanying notes which are an integral part of this schedule of investments.

Aggregate cost of securities for federal income tax purposes	$164,431,907

Gross unrealized appreciation	$4,098,009
Gross unrealized depreciation	(16,379,974)
Net unrealized depreciation on investments	$(12,281,965)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2018

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic and foreign common stocks, exchange-traded funds and closed-end trusts that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2018

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities, including corporate bonds and U.S. government securities, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, such options will be valued at the men of the last bid and ask prices. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last trade price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the closing price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2018

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2018:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$106,457,818	$-	$-	$106,457,818
Exchange-Traded Funds	2,114,280	-	-	2,114,280
Closed-End Funds	27,671,909	-	-	27,671,909
U.S. Government Securities	-	4,941,064	-	4,941,064
Corporate Bonds	-	3,459,553	-	3,459,553
Certificates of Deposit	-	2,039,300	-	2,039,300
Put Options Purchased	814,300	-	-	814,300
Money Market Funds	4,901,718	-	-	4,901,718
Total	$141,960,025	$10,439,917	$-	$152,399,942

Other
Long Futures Contracts**	$6,125	$-	$-	$6,125

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the net unrealized appreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SPOUTING ROCK SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS — 98.25%	Shares	Fair Value
Communication Services — 2.27%
Care.com, Inc.(a)	896	$17,302
ORBCOMM, Inc.(a)	3,136	25,903
		43,205
Consumer Discretionary — 8.78%
Boot Barn Holdings, Inc.(a)	1,018	17,336
Chegg, Inc.(a)	1,785	50,730
Five Below, Inc.(a)	340	34,788
GrubHub, Inc.(a)	212	16,284
Ollie's Bargain Outlet Holdings, Inc.(a)	721	47,954
		167,092
Consumer Staples — 1.44%
Simply Good Foods Company (The)(a)	1,450	27,405

Energy — 2.12%
Golar LNG Ltd.	1,849	40,234

Financials — 5.85%
eHealth, Inc.(a)	999	38,382
LendingTree, Inc.(a)	44	9,661
TriState Capital Holdings, Inc.(a)	1,691	32,907
Trupanion, Inc.(a)	1,188	30,246
		111,196
Health Care — 36.72%
Amedisys, Inc.(a)	157	18,386
AxoGen, Inc.(a)	849	17,345
BioTelemetry, Inc.(a)	807	48,194
CareDx, Inc.(a)	826	20,766
Collegium Pharmaceutical, Inc.(a)	2,377	40,813
CryoLife, Inc.(a)	879	24,946
Cryoport, Inc.(a)	3,631	40,049
Halozyme Therapeutics, Inc.(a)	1,873	27,402
HealthEquity, Inc.(a)	484	28,871
Heska Corporation(a)	336	28,930
HMS Holdings Corporation(a)	1,520	42,758
Inogen, Inc.(a)	165	20,488
Ligand Pharmaceuticals, Inc.(a)	264	35,825
Omnicell, Inc.(a)	984	60,260
OraSure Technologies, Inc.(a)	1,773	20,709
Repligen Corporation(a)	485	25,579

See accompanying notes which are an integral part of this schedule of investments.

SPOUTING ROCK SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2018 (Unaudited)

COMMON STOCKS — 98.25% - continued	Shares	Fair Value
Health Care — 36.72% - continued
STAAR Surgical Company(a)	867	$27,666
Tabula Rasa HealthCare, Inc.(a)	626	39,914
Tactile Systems Technology, Inc.(a)	378	17,218
Teladoc Health, Inc.(a)	478	23,694
Vanda Pharmaceuticals, Inc.(a)	700	18,291
Vericel Corporation(a)	1,846	32,120
Vocera Communications, Inc.(a)	975	38,366
		698,590
Industrials — 6.91%
Atlas Air Worldwide Holdings, Inc.(a)	504	21,264
Axon Enterprise, Inc.(a)	551	24,106
NV5 Global, Inc.(a)	534	32,334
SiteOne Landscape Supply, Inc.(a)	411	22,716
TPI Composites, Inc.(a)	1,264	31,069
		131,489
Information Technology — 28.50%
2U, Inc.(a)	509	25,307
3D Systems Corporation(a)	2,002	20,361
Alarm.com Holdings, Inc.(a)	946	49,070
Altair Engineering, Inc., Class A(a)	1,210	33,372
Avalara , Inc.(a)	802	24,982
Benefitfocus, Inc.(a)	517	23,637
Brooks Automation, Inc.	1,460	38,223
Electronics For Imaging, Inc.(a)	718	17,806
Everbridge, Inc.(a)	1,208	68,566
Five9, Inc.(a)	539	23,565
GTT Communications, Inc.(a)	1,140	26,972
Lumentum Holdings, Inc.(a)	589	24,744
Mesa Laboratories, Inc.	110	22,923
Model N, Inc.(a)	1,314	17,384
Novanta, Inc.(a)	374	23,562
Rubicon Project, Inc. (The)(a)	12,627	47,099
Teradyne, Inc.	562	17,636
Universal Display Corporation	99	9,263
Upland Software, Inc.(a)	1,017	27,642
		542,114
Materials — 4.16%
Kirkland Lake Gold Ltd.	3,030	79,053

See accompanying notes which are an integral part of this schedule of investments.

SPOUTING ROCK SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2018 (Unaudited)

COMMON STOCKS — 98.25% - continued	Shares	Fair Value
Real Estate — 1.50%
QTS Realty Trust, Inc., Class A	768	$28,454

Total Common Stocks (Cost $1,983,009)		1,868,832

MONEY MARKET FUNDS - 0.41%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.29%(b)	7,781	7,781

Total Money Market Funds (Cost $7,781)		7,781

Total Investments — 98.66% (Cost $1,990,790)		1,876,613

Other Assets in Excess of Liabilities — 1.34%		25,405

NET ASSETS — 100.00%		$1,902,018

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2018.

At December 31, 2018, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$17,752
Gross unrealized depreciation	(137,877)
Net unrealized depreciation	$(120,125)
Aggregate cost of securities for federal income tax purposes	$1,996,738

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock Small Cap Growth Fund

Related Notes to the Schedule of Investments

December 31, 2018

(Unaudited)

The Spouting Rock Small Cap Growth Fund (prior to December 10, 2018, the Spouting Rock/Convex Global Dynamic Risk Fund) (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Spouting Rock Small Cap Growth Fund

Related Notes to the Schedule of Investments - continued

December 31, 2018

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Spouting Rock Asset Management, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,868,832	$-	$-	$1,868,832
Money Market Funds	7,781	-	-	7,781
Total	$1,876,613	$-	$-	$1,876,613

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

IRON STRATEGIC INCOME FUND
Schedule of Investments	December 31, 2018
(Unaudited)

Corporate Bonds – 59.24%	Principal Amount	Fair Value
Communication Services – 7.64%
CenturyLink, Inc., 5.80%, 3/15/2022	$500,000	$483,750
Gannett Company, Inc., 5.13%, 7/15/2020	1,000,000	1,000,220
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	500,000	505,312
Hughes Satellite Systems Corporation, 7.63%, 6/15/2021	500,000	520,000
Sinclair Television Group, Inc., 5.63%, 8/1/2024 (a)	500,000	470,000
Sprint Corporation, 7.88%, 9/15/2023	500,000	514,375
Sprint Corporation, 7.25%, 9/15/2021	500,000	513,000
T-Mobile USA, Inc., 4.00%, 4/15/2022	500,000	488,750
Townsquare Media, Inc., 6.50%, 4/1/2023 (a)	500,000	461,875
		4,957,282
Consumer Discretionary – 18.88%
Cable One, Inc., 5.75%, 6/15/2022 (a)	500,000	503,750
Century Communities, 6.88%, 5/15/2022	500,000	488,750
Choice Hotels International, Inc., 5.75%, 7/1/2022	500,000	511,875
GameStop Corporation, 6.75%, 3/15/2021 (a)	500,000	500,000
Hertz Corporation, 7.63%, 6/1/2022 (a)	500,000	472,500
Lee Enterprises, Inc., 9.50%, 3/15/2022 (a)	500,000	512,500
Meritage Homes Corporation, 7.15%, 4/15/2020	500,000	511,875
MGM Resorts International, 6.63%, 12/15/2021	500,000	513,750
Netflix, Inc., 5.50%, 2/15/2022	500,000	506,250
New Home Company, Inc. (The), 7.25%, 4/1/2022	500,000	456,250
Nexstar Broadcasting, Inc., 6.13%, 2/15/2022 (a)	1,000,000	997,500
QVC, Inc., 5.13%, 7/2/2022	500,000	505,682
Service Corporation International, 5.38%, 5/15/2024	500,000	496,250
Signet UK Finance plc, 4.70%, 6/15/2024 (b)	500,000	443,750
Sinclair Television Group, Inc., 5.38%, 4/1/2021	500,000	500,000
Sirius XM Radio, Inc., 6.00%, 7/15/2024 (a)	500,000	503,125
Sirius XM Radio, Inc., 3.88%, 8/1/2022 (a)	500,000	477,500
Taylor Morrison Communities, Inc., 5.25%, 4/15/2021 (a)	500,000	496,875
TRI Pointe Group, Inc., 5.88%, 6/15/2024	500,000	448,125
TRI Pointe Group, Inc., 4.88%, 7/1/2021	500,000	478,750
United Continental Holdings, Inc., 6.00%, 12/1/2020	500,000	515,000
William Lyon Homes, Inc., 5.88%, 1/31/2025	500,000	427,500
YUM! Brands, Inc., 5.00%, 6/1/2024 (a)	500,000	483,750

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	December 31, 2018
(Unaudited)

Corporate Bonds (continued)	Principal Amount	Fair Value
Consumer Discretionary (continued)
YUM! Brands, Inc., 3.75%, 11/1/2021	$500,000	$490,000
		12,241,307
Consumer Staples – 0.66%
Vector Group Ltd., 6.13%, 2/1/2025 (a)	500,000	427,500

Energy – 8.01%
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	962,500
Gulfport Energy Corporation, 6.00%, 10/15/2024	500,000	445,000
Laredo Petroleum, Inc., 5.63%, 1/15/2022	500,000	451,250
Murphy Oil Corporation, 4.45%, 12/1/2022	500,000	472,010
Newfield Exploration Company, 5.75%, 1/30/2022	500,000	506,250
Oasis Petroleum, Inc., 6.88%, 3/15/2022	500,000	472,500
PBF Logistics, L.P., 6.88%, 5/15/2023	500,000	493,750
Range Resources Corporation, 5.00%, 8/15/2022	500,000	449,375
Southwest Energy Company, 6.70%, 1/23/2025	500,000	449,375
WPX Energy, Inc., 6.00%, 1/15/2022	500,000	488,750
		5,190,760
Financials – 5.34%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	500,000	497,500
Fly Leasing Ltd., 6.38%, 10/15/2021 (b)	500,000	500,000
Iron Mountain, Inc., 4.38%, 6/1/2021 (a)	500,000	495,000
Nielsen Finance LLC, 5.00%, 4/15/2022 (a)	500,000	480,000
Realogy Group LLC, 5.25%, 12/1/2021 (a)	500,000	475,625
Synovus Financial Corporation, 5.75%, 12/15/2025	1,000,000	1,012,500
		3,460,625
Health Care – 2.87%
Owens & Minor, Inc., 3.88%, 9/15/2021	500,000	375,000
Select Medical Corporation, 6.38%, 6/1/2021	500,000	500,625
TransDigm, Inc., 6.00%, 7/15/2022	1,000,000	987,500
		1,863,125
Industrials – 4.28%
Meritor, Inc., 6.25%, 2/15/2024	500,000	480,000
Symantec Corporation, 4.20%, 9/15/2020	500,000	495,713

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	December 31, 2018
(Unaudited)

Corporate Bonds (continued)	Principal Amount	Fair Value
Industrials (continued)
Terex Corporation, 5.63%, 2/1/2025 (a)	$500,000	$466,250
Tutor Perini Corporation, 6.88%, 5/1/2025 (a)	500,000	466,250
WESCO Distribution, Inc., 5.38%, 12/15/2021	500,000	495,625
XPO Logistics, Inc., 6.50%, 6/15/2022 (a)	375,000	373,125
		2,776,963
Information Technology – 4.70%
Anixter, Inc., 5.13%, 10/1/2021	500,000	501,250
CommScope, Inc., 5.00%, 6/15/2021 (a)	500,000	496,875
NCR Corporation, 6.38%, 12/15/2023	500,000	485,750
Symantec Corporation, 5.00%, 4/15/2025 (a)	500,000	467,589
Unisys Corporation, 10.75%, 4/15/2022 (a)	1,000,000	1,098,750
		3,050,214
Materials – 4.58%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	500,000	495,000
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	500,000	474,375
Huntsman International, LLC, 4.88%, 11/15/2020	500,000	503,750
Louisiana-Pacific Corporation, 4.88%, 9/15/2024	500,000	483,750
Sealed Air Corporation, 6.50%, 12/1/2020 (a)	500,000	518,750
W.R. Grace & Company, 5.13%, 10/1/2021 (a)	500,000	496,250
		2,971,875
Real Estate – 2.28%
GEO Group, Inc. (The), 5.88%, 1/15/2022	1,000,000	977,550
Outfront Media Capital LLC, 5.25%, 2/15/2022	500,000	499,375
		1,476,925
TOTAL CORPORATE BONDS (Cost $40,051,546)		38,416,576

U.S. Treasury Obligations – 34.97%

U.S. Treasury Bill, 2.33%, 01/08/2019(c)	10,000,000	9,996,263

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	December 31, 2018
(Unaudited)

U.S. Treasury Obligations (continued)	Principal Amount	Fair Value
U.S. Treasury Bill, 2.23%, 01/17/2019(c)	$12,700,000	$12,687,935
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,682,874)		22,684,198

Exchange-Traded Funds – 0.05%	Shares
iShares 0-5 Year High Yield Corporate Bond ETF	281	12,518
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	796	20,720
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,250)		33,238

Money Market Funds – 4.92%(d)
Federated Treasury Obligations Fund – Institutional Shares, 2.31%	797,314	797,314
Fidelity Investments Money Market Treasury Only – Class I, 2.21%	797,314	797,314
First American Treasury Obligations Fund – Class Z, 2.36%	797,314	797,314
Wells Fargo Treasury Plus Money Market Fund – Class I, 2.30%	797,314	797,314
TOTAL MONEY MARKET FUNDS (Cost $3,189,256)		3,189,256
TOTAL INVESTMENTS — 99.18% (Cost $65,957,926)		64,323,268
Other Assets in Excess of Liabilities — 0.82%		529,604
NET ASSETS - 100.00%		$64,852,872

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $12,636,339 as of December 31, 2018, representing 19.48% of net assets.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	Discount security. Rate shown is the effective yield at time of purchase.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2018.

See accompanying notes which are an integral part of this schedule of investments.

IRON EQUITY PREMIUM INCOME FUND
Schedule of Investments	December 31, 2018
(Unaudited)

Exchange-Traded Funds – 97.10%	Shares	Fair Value
SPDR S&P 500 ETF Trust(a)	39,574	$9,890,334
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,134,783)		9,890,334

Money Market Funds – 2.41%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio – Institutional Class, 2.19%(b)	245,632	245,632
TOTAL MONEY MARKET FUNDS (Cost $245,632)		245,632
TOTAL INVESTMENTS — 99.51% (Cost $9,380,415)		10,135,966
Other Assets in Excess of Liabilities — 0.49%		49,430
NET ASSETS - 100.00%		$10,185,396

(a)	All or a portion of the security is held as collateral for written options.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2018.

Schedule of Written Options	December 31, 2018
(Unaudited)

Written Call Options — (0.34)%	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	(197)	$(4,923,424)	$260.00	January 28, 2019	$(34,869)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $41,287)					$(34,869)

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2018, the net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Tax Cost
Strategic Income Fund	$(54,321)	$(1,635,982)	$(1,690,303)	$66,013,571
Equity Premium Fund	754,750	-	754,750	9,346,347

IRON Funds

Related Notes to the Schedule of Investments

December 31, 2018

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2018

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, may be priced at the ending net asset value (“NAV”) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Debt securities, including corporate bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, such options will be valued at the mean of the last bid and ask prices. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, IRON Financial, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2018

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ investments as of December 31, 2018:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$38,416,576	$-	$38,416,576
U.S. Treasury Obligations	-	22,684,198	-	22,684,198
Exchange-Traded Funds	33,238	-	-	33,238
Money Market Funds	3,189,256	-	-	3,189,256
Total	$3,222,494	$61,100,774	$-	$64,323,268

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,890,334	$-	$-	$9,890,334
Money Market Funds	245,632	-	-	245,632
Total	$10,135,966	$-	$-	$10,135,966
Liabilities				Total
Written Call Options	$(34,869)	$-	$-	$(34,869)
Total	$(34,869)	$-	$-	$(34,869)

*	See schedule of investments for sector classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Written Options Contracts - The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Significant Ownership Concentration – At December 31, 2018, the Equity Premium Income Fund invested 97.10% of its net assets in the SPDR S&P 500 ETF (SPY). The financial statements of the SPDR S&P 500 ETF, including the portfolio of investments, are included in the SPDR S&P 500 ETF Trust annual report and can be found at www.us.spdrs.com and should be read in conjunction with the Equity Premium Income Fund’s financial statements.

Subsequent Events – The Board of Trustees has determined to cease operations of the Equity Premium Income Fund effective on or about March 20, 2019, due to the Adviser’s business decision that it does not want to continue to manage the fund.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/27/2019